Annual Total Returns [BarChart] - First Trust Indxx Global Agriculture ETF - First Trust Indxx Global Agriculture ETF	Feb. 01, 2021
Bar Chart Table:
2011	(47.63%)
2012	(17.50%)
2013	(13.89%)
2014	(19.47%)
2015	(56.15%)
2016	7.97%
2017	24.70%
2018	(18.99%)
2019	9.24%
2020	12.43%